Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug. 01, 2011
Growth Opportunities Fund (Prospectus Summary) | Growth Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Tributary Growth Opportunities Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Tributary Growth Opportunities Fund seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
Institutional Class or Institutional Plus Class shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 45% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	45.00%
Acquired Fund Fees and Expenses, Based on Estimates	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	All of the expenses of the Fund and acquired (underlying) funds use their expense ratios for their most recent fiscal year. These estimates may vary considerably.
Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund intends to invest at least 80% of its assets in common stocks and securities that can be converted into common stocks, such as convertible bonds, convertible preferred stocks, options, and rights.
The Fund may also invest up to 35% of its assets in preferred stocks and warrants. The Fund may invest in securities issued by companies with large, medium, or small capitalization.

The investment adviser implements a core growth approach to the portfolio that targets companies with above average growth characteristics and below average valuations. The focus is on investing in companies with sustainable above average growth in sales, earnings, and intrinsic value. The investment adviser employs multiple diversification strategies to control risk and the Fund's holdings are diversified across the major economic sectors and by the number of company positions.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The value of the Fund's shares depends on the value of the securities it owns.
An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fluctuate significantly, which means loss of money is a risk of the Fund. In addition, the Fund is subject to the following risks:

General Market Risk: Factors affecting the securities markets include domestic and foreign economic growth and decline, interest rate levels, and political events. There is a risk the investment adviser will not accurately predict the direction of these and other factors and, as a result, the investment adviser's investment decisions may not accomplish what they were intended to achieve.

Common Stock Risk: Companies in which the Fund is invested may not perform as anticipated. Additionally, the value of a Fund investment may increase or decrease more than the stock market in general. A downturn in the stock market may lead to lower market price for a stock even when company fundamentals are strong. A company's stock may drop as a result of technological, environmental, or regulatory change or as a result of company news or a change in expected earnings.

Large-Cap Stock Risk: Large-cap companies may be unable to respond quickly to new competitive challenges like changes in technology or consumer taste, and also may not be able to attain the high growth rates of successful, smaller companies, especially during periods of economic expansion.

Mid-Cap and Small-Cap Stock Risk: Mid-cap and small-cap stocks are generally less liquid than large-cap stocks, and may be more affected by technological, environmental, or regulatory change.

Convertible Securities Risk: The Fund may purchase convertible securities which may be converted at a stated price within a specified period of time into a certain quantity of common stock of the same or other issuers. When interest rates rise, the values generally fall, and when rates decline, the values generally increase. In addition, their prices can be affected by changes in the market value of the common stock into which they can be converted.

Growth Investing Risk: The Fund's growth approach to its equity investing could cause it to underperform other funds that employ a different investment style, depending on market conditions and investor sentiment.  There is also a risk that the stocks selected for this Fund may not grow as the investment adviser anticipated.

Risk, Lose Money	rr_RiskLoseMoney	The value of your investment may fluctuate significantly, which means loss of money is a risk of the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance History
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and table below show the Fund's annual returns and its long-term performance and provides some indication of the risks of an investment in the
Fund. The bar chart illustrates how the Fund's performance has varied from year-to-year. The table compares the Fund's average annual returns for 1, 5, and
10 years to broad measures of market performance. The Fund's past performance
(before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance for the Fund is available on the Performance tab of the Fund's website at www.tributaryfunds.com and is updated monthly and quarterly.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below show the Fund's annual returns and its long-term performance and provides some indication of the risks of an investment in the Fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.tributaryfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns - Institutional Class (%)
Bar Chart, Closing	rr_BarChartClosingTextBlock
The Institutional Class' total return for the six-month period ended June 30,
2011 was 13.93%.

Best Quarter      Worst Quarter
June 30, 2009     December 31, 2008
        18.21%               -19.33%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. After-tax returns are for
Institutional Class shares only.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For periods ended December 31, 2010)
Growth Opportunities Fund (Prospectus Summary) | Growth Opportunities Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-07-31
Year to Date Return, Label	rr_YearToDateReturnLabel	The Institutional Class' total return for the six-month period ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	13.93%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.33%)
Growth Opportunities Fund (Prospectus Summary) | Growth Opportunities Fund | Institutional Plus Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-07-31
Growth Opportunities Fund | Russell Midcap Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell Midcap Growth Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.38%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.88%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.12%
Growth Opportunities Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Growth Opportunities Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.19%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	121
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	403
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	707
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,569
Annual Return 2001	rr_AnnualReturn2001	(0.22%)
Annual Return 2002	rr_AnnualReturn2002	(14.83%)
Annual Return 2003	rr_AnnualReturn2003	33.41%
Annual Return 2004	rr_AnnualReturn2004	18.36%
Annual Return 2005	rr_AnnualReturn2005	5.53%
Annual Return 2006	rr_AnnualReturn2006	10.24%
Annual Return 2007	rr_AnnualReturn2007	7.86%
Annual Return 2008	rr_AnnualReturn2008	(32.29%)
Annual Return 2009	rr_AnnualReturn2009	28.16%
Annual Return 2010	rr_AnnualReturn2010	29.61%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	29.61%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.99%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.60%
Growth Opportunities Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	29.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.83%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.81%
Growth Opportunities Fund | Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.34%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.86%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.59%
Growth Opportunities Fund | Institutional Plus Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.94%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	96
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	325
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	573
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,283
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Plus Class Return Before Taxes	[3]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	29.61%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.99%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.60%

[1]	Because the Fund invests in other funds, it is a shareholder of those underlying funds and indirectly bears its proportionate share of the operating expenses. All of the expenses of the Fund and acquired (underlying) funds use their expense ratios for their most recent fiscal year. These estimates may vary considerably.
[2]	The investment adviser has contractually agreed to waive 0.12% of its Management Fees for the period August 1, 2011 through July 31, 2012. This waiver is only terminable upon the approval of the Fund's Board of Directors.
[3]	The performance information shown above for the Institutional Plus Class reflects the Fund's Institutional Class returns for the periods prior to December 31, 2010. Unlike Institutional Plus Class shares, Institutional Class shares impose a non-12b-1 shareholder services fee of 0.25%, which is reflected in the return information. Accordingly, had the Institutional Plus Class been in operation prior to December 31, 2010, the performance for that period would have been different as a result of lower annual operating expenses.